Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net Income	$ 11,669	$ 23,616	$ 139,138	$ 74,951	$ 70,568
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	2,518	5,725	(1,796)	(1,227)	619
Unrealized gain (loss) on derivative instrument	356	822	(3,588)	(757)	(482)
Change in unrealized appreciation on marketable securities	(3)	(1)	(11)	6	53
Change in other comprehensive income (loss)	2,871	6,546	(5,395)	(1,978)	190
Comprehensive Income	14,540	30,162	133,743	72,973	70,758
Amounts Attributable to Noncontrolling Interests:
Add: Net loss (income) attributable to noncontrolling interests	578	330	1,864	314	713
Foreign currency translation adjustment	(331)	(775)	346	(816)	(31)
Comprehensive loss (income) attributable to noncontrolling interests	247	(445)	2,210	(502)	682
Amounts Attributable to Redeemable Noncontrolling Interest:
Less: Net loss (income) attributable to redeemable noncontrolling interest	43	(603)	(1,923)	(1,293)	(2,258)
Foreign Currency Translation Adjustment	(9)	(7)	5	12	(12)
Comprehensive income attributable to redeemable noncontrolling interest	34	(610)	(1,918)	(1,281)	(2,270)
Comprehensive Income Attributable to W. P. Carey Members	$ 14,821	$ 29,107	$ 134,035	$ 71,190	$ 69,170